Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ 2,272	$ 259	$ 1,599
Other comprehensive income (loss), net of tax:
Change in net investment hedge				(190)
Change in fair value cash flow hedges	[1]	10
Change in foreign currency translation adjustment	[1]	156	(124)	131
Change in net actuarial gain (loss)		(16)	(27)	31
Change in net unrealized gains (losses) available-for-sale securities	[1]	(7)	4	(1)
Total other comprehensive income (loss)		143	(147)	(29)
Total comprehensive income (loss)		2,415	112	1,570
Less: Comprehensive income (loss) attributable to non-controlling interests		57	59	73
Total comprehensive income (loss) attributable to stockholders		$ 2,358	$ 53	$ 1,497

[1]	Reclassification adjustments included in Cost of revenue, Selling, general and administrative, Research and development and Results relating to equity-accounted investees in the Consolidated Statements of Operations.